Contingent liabilities, contractual commitments and guarantees (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Contingent Liabilities, Contractual Commitments and Guarantees

	HSBC		HSBC Holdings[1]
	2022	2021	2022	2021
	$m	$m	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees	18,783	27,795	17,707	13,746
– performance and other guarantees	88,240	85,534	—	—
– other contingent liabilities	676	858	90	133
At 31 Dec	107,699	114,187	17,797	13,879
Commitments:[2]
– documentary credits and short-term trade-related transactions	8,241	8,827	—	—
– forward asset purchases and forward deposits placed	50,852	47,184	—	—
– standby facilities, credit lines and other commitments to lend	768,761	759,463	—	—
At 31 Dec	827,854	815,474	—	—
1    Financial guarantees by HSBC Holdings are all in favour of other Group entities.
2 Includes $618,788m of commitments at 31 December 2022 (31 December 2021: $627,637m), to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment